Capital Stock and Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Capital Stock and Earnings Per Share

NOTE 10. NET EARNINGS PER SHARE

Basic EPS is calculated by dividing net earnings by the weighted average number of shares of common stock outstanding for the applicable period. Diluted EPS is similarly calculated, except that the calculation includes the dilutive effect of the assumed issuance of shares under stock-based compensation plans except where the inclusion of such shares would have an anti-dilutive impact. For the three months ended March 31, 2017 there were 1.8 million anti-dilutive options to purchase shares excluded from the diluted EPS calculation.

We were incorporated on November 10, 2015, accordingly, we had no shares or common equivalent shares outstanding prior to that date. The total number of shares outstanding on July 1, 2016, immediately before the Separation, was 345.2 million and is utilized for the calculation of both basic and diluted EPS for the period prior to the Separation.

Information related to the calculation of net earnings per share of common stock is summarized as follows ($ and shares in millions, except per share amounts):

	Net Earnings (Numerator)	Shares (Denominator)	Per Share Amount
For the Three Months Ended March 31, 2017:
Basic EPS	$199.7	347.0	$0.58
Incremental shares from assumed exercise of dilutive options and vesting of dilutive Stock Awards	—	4.5

Diluted EPS	$199.7	351.5	$0.57

For the Three Months Ended April 1, 2016:
Basic and diluted EPS	$182.0	345.2	$0.53

On January 24, 2017, we declared a regular quarterly dividend of $0.07 per share paid on March 31, 2017 to holders of record on February 24, 2017. For the three months ended March 31, 2017, cash dividend payment of $24.2 million was recorded as dividends to shareholders in the Consolidated Condensed Statement of Changes in Equity.

On April 13, 2017, we declared a regular quarterly dividend of $0.07 per share payable on June 30, 2017 to holders of record on May 26, 2017.

NOTE 17. CAPITAL STOCK AND EARNINGS PER SHARE

Capital Stock

Under our amended and restated certificate of incorporation, as of July 1, 2016, our authorized capital stock consists of 2.0 billion common shares with a par value of $0.01 per share and 15 million preferred shares with a par value of $0.01 per share. As of December 31, 2015, Danaher owned all 100 shares of Fortive common stock that were issued and outstanding. On July 1, 2016, the 100 outstanding shares of Fortive common stock held by Danaher were recapitalized into 345,237,561 shares of Fortive common stock held by Danaher. On July 2, 2016, Danaher distributed 100 percent of Fortive outstanding common stock to its stockholders. No preferred shares were issued or outstanding on December 31, 2016.

Each share of our common stock entitles the holder to one vote on all matters to be voted upon by common stockholders. Our Board is authorized to issue shares of preferred stock in one or more series and has discretion to determine the rights, preferences, privileges and restrictions, including voting rights, dividend rights, conversion rights, redemption privileges and liquidation preferences, of each series of preferred stock. The Board’s authority to issue preferred stock with voting rights or conversion rights that, if exercised, could adversely affect the voting power of the holders of common stock, could potentially discourage attempts by third parties to obtain control of the Company through certain types of takeover practices.

Following the Separation, we began paying a regular quarterly dividend during the third quarter of 2016. On November 3, 2016, we declared a regular quarterly dividend of $0.07 per share paid on December 30, 2016 to holders of record on November 25, 2016. Aggregate cash payments for the two quarterly dividends paid to shareholders during 2016 were $48.4 million and were recorded as dividends to shareholders in the Consolidated and Combined Statements of Changes in Equity and the Consolidated and Combined Statements of Cash Flows.

On January 24, 2017, we declared a regular quarterly dividend of $0.07 per share payable on March 31, 2017 to holders of record on February 24, 2017.

Net earnings per share

Basic EPS is calculated by dividing net earnings by the weighted average number of shares of common stock outstanding for the applicable period. Diluted EPS is similarly calculated, except that the calculation includes the dilutive effect of the assumed issuance of shares under stock-based compensation plans except where the inclusion of such shares would have an anti-dilutive impact.

We were incorporated on November 10, 2015, accordingly, we had no shares or common equivalent shares outstanding prior to that date. The total number of shares outstanding immediately after the recapitalization described above was 345.2 million and is utilized for the calculation of both basic and diluted EPS for all periods prior to the Separation.

Information related to the calculation of net earnings per share of common stock is summarized as follows ($ and shares in millions, except per share amounts):

	Net Earnings (Numerator)	Shares (Denominator)	Per Share Amount
For the Year Ended December 31, 2016:
Basic EPS	$872.3	345.7	$2.52
Incremental shares from assumed exercise of dilutive options and vesting of dilutive Stock Awards	—	1.6

Diluted EPS	$872.3	347.3	$2.51

For the Year Ended December 31, 2015:
Basic and diluted EPS	$863.8	345.2	$2.50

For the Year Ended December 31, 2014:
Basic and diluted EPS	$883.4	345.2	$2.56